Condensed Interim Balance Sheets - Streamex Exchange Corporation [Member] - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Current
Cash	$ 455,628	$ 548,907
Accounts receivable	89,203	19,478
Sales tax receivable	16,676	11,930
Total current assets	561,507	580,315
Total assets	561,507	580,315
Current
Accounts payables and accrued liabilities	355,507	284,561
Total liabilities	355,507	284,561
Stockholders’ equity
Share capital, no par value; unlimited number of authorized common shares; 41,542,703 and 40,665,203 shares issued and outstanding at March 31, 2025 and December 31, 2024, respectively	2,108,092	1,855,963
Commitment to issue shares		126,659
Deficit	(1,902,092)	(1,686,868)
Total equity (deficit)	206,000	295,754
Total liabilities and equity (deficit)	$ 561,507	$ 580,315